UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2016

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square Long/Short Credit Fund

Class I (Ticker: PCHIX)
Class A (Ticker: PCHAX)

SEMI-ANNUAL REPORT
April 30, 2016

Palmer Square Long/Short Credit Fund
A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	11
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	17
Expense Example	30

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Long/Short Credit Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.palmersquarefunds.com

Palmer Square Long/Short Credit Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Principal Amount		Value

	BANK LOANS – 10.5%
$225,000	AssuredPartners, Inc. 10.000%, 10/20/2023[1,2]	$218,250
175,000	Asurion LLC 8.500%, 3/3/2021[1,2]	168,875
225,000	Duff & Phelps Corp. 9.500%, 4/23/2021[1,2]	217,125
22,500	Fairmount Santrol, Inc. 4.500%, 3/15/2017[1]	17,606
49,546	Murray Energy Corp. 7.000%, 4/14/2017[1,2]	38,986
99,489	Pacific Drilling S.A. 4.500%, 6/3/2018[1,2,3]	29,536
60,000	Peabody Energy Corp. 4.250%, 9/24/2020[1,2,4]	26,475
240,000	Renaissance Learning, Inc. 8.000%, 4/11/2022[1,2]	225,000
400,000	Samson Investment Co. 5.000%, 9/25/2018[1,2,4]	7,000
152,500	Walter Investment Management Corp. 4.750%, 12/18/2020[1,2]	134,248
590,000	WP Mustang Holdings LLC 8.500%, 5/29/2022[1,2]	580,165
99,745	YRC Worldwide, Inc. 8.000%, 2/13/2019[1,2]	88,773

	TOTAL BANK LOANS (Cost $2,069,992)	1,752,039

	BONDS – 63.4%
	ASSET-BACKED SECURITIES – 21.9%
375,000	Atrium CDO Corp. Series 8A, Class E, 6.638%, 10/23/2022[1,2,5]	357,554
	BlueMountain CLO Ltd.
250,000	Series 2011-1A, Class E, 6.368%, 8/16/2022[1,2,5]	247,001
250,000	Series 2013-1A, Class D, 5.218%, 5/15/2025[1,2,5]	210,798
250,000	Dryden 37 Senior Loan Fund Series 2015-37A, Class F, 7.028%, 4/15/2027[1,2,5]	181,170
	Dryden XXII Senior Loan Fund
575,000	Series 2011-22A, Class SUB, 0.000%, 1/15/2022[2,5]	285,632
250,000	Series 2011-22A, Class CR, 4.628%, 1/15/2022[1,2,5]	243,765
500,000	Gramercy Park CLO Ltd. Series 2012-1A, Class DR, 6.133%, 7/17/2023[1,2,5]	464,053
	Mountain View CLO Ltd.
250,000	Series 2014-1A, Class INC1, 0.000%, 10/15/2026[5]	56,425
500,000	Series 2015-9A, Class D, 5.978%, 7/15/2027[1,2,5]	396,492

Palmer Square Long/Short Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,015,109	Nissan Auto Receivables 2013-A Owner Trust Series 2013-A, Class A4, 0.750%, 7/15/2019[2]	$1,014,634
500,000	West CLO Ltd. Series 2014-1A, Class SUB, 0.000%, 7/18/2026[1,2,5]	182,944

	TOTAL ASSET-BACKED SECURITIES (Cost $3,871,966)	3,640,468

	CORPORATE – 23.5%
	BASIC MATERIALS – 6.1%
80,000	Chemours Co. 6.625%, 5/15/2023[2,5]	70,400
250,000	Constellium N.V. 7.875%, 4/1/2021[2,3,5]	258,125
320,000	Kraton Polymers LLC / Kraton Polymers Capital Corp. 10.500%, 4/15/2023[2,5]	321,600
100,000	Signode Industrial Group Lux S.A./Signode Industrial Group US, Inc. 6.375%, 5/1/2022[2,5]	98,000
200,000	TPC Group, Inc. 8.750%, 12/15/2020[2,5,6]	148,000
140,000	Tronox Finance LLC 6.375%, 8/15/2020[2]	119,787
		1,015,912
	COMMUNICATIONS – 0.6%
	Intelsat Jackson Holdings S.A.
50,000	7.250%, 10/15/2020[2,3]	36,688
95,000	5.500%, 8/1/2023[2,3]	60,384
		97,072
	CONSUMER, CYCLICAL – 3.6%
130,000	Landry's Holdings II, Inc. 10.250%, 1/1/2018[2,5]	131,300
200,000	Men's Wearhouse, Inc. 7.000%, 7/1/2022[2]	176,000
70,000	Neiman Marcus Group Ltd. LLC 8.000%, 10/15/2021[2,5]	61,250
230,000	TI Group Automotive Systems LLC 8.750%, 7/15/2023[2,5,6]	226,550
		595,100
	CONSUMER, NON-CYCLICAL – 1.9%
150,000	Actavis Funding SCS 2.450%, 6/15/2019[3]	151,622

Palmer Square Long/Short Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$170,000	IASIS Healthcare LLC / IASIS Capital Corp. 8.375%, 5/15/2019[2]	$163,200
		314,822
	ENERGY – 3.4%
	Basic Energy Services, Inc.
75,000	7.750%, 2/15/2019[2]	23,625
75,000	7.750%, 10/15/2022[2]	24,188
170,000	Foresight Energy LLC / Foresight Energy Finance Corp. 7.875%, 8/15/2021[2,5,6]	119,212
438,000	Murray Energy Corp. 11.250%, 4/15/2021[2,5,6]	85,410
	Peabody Energy Corp.
143,000	6.000%, 11/15/2018	15,373
150,000	6.250%, 11/15/2021[6]	16,125
150,000	Plains All American Pipeline LP / PAA Finance Corp. 2.600%, 12/15/2019[2]	144,005
155,000	Whiting Petroleum Corp. 6.500%, 10/1/2018[2]	136,787
		564,725
	FINANCIAL – 2.8%
250,000	Communications Sales & Leasing, Inc. / CSL Capital LLC 8.250%, 10/15/2023[2,6]	238,125
150,000	Morgan Stanley 4.875%, 11/1/2022	163,476
80,000	Ocwen Financial Corp. 6.625%, 5/15/2019[2]	61,600
		463,201
	INDUSTRIAL – 2.5%
110,000	Air Medical Merger Sub Corp. 6.375%, 5/15/2023[2,5]	106,150
315,000	StandardAero Aviation Holdings, Inc. 10.000%, 7/15/2023[2,5,6]	310,275
		416,425
	TECHNOLOGY – 2.6%
375,000	BMC Software Finance, Inc. 8.125%, 7/15/2021[2,5]	279,375
100,000	Ensemble S Merger Sub, Inc. 9.000%, 9/30/2023[2,5]	99,625

Palmer Square Long/Short Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY (Continued)
$54,000	Micron Technology, Inc. 7.500%, 9/15/2023[2,5]	$56,025
		435,025
	TOTAL CORPORATE (Cost $4,094,124)	3,902,282

	U.S. GOVERNMENT – 18.0%
	United States Treasury Bill
1,500,000	0.163%, 5/19/2016	1,499,908
1,500,000	0.131%, 5/26/2016	1,499,843

	TOTAL U.S. GOVERNMENT (Cost $2,999,733)	2,999,751

	TOTAL BONDS (Cost $10,965,823)	10,542,501

Number of Shares

	COMMON STOCKS – 1.3%
	BASIC MATERIALS – 0.1%
1,425	Chemours Co.	12,996

	ENERGY – 1.2%
1,644	Apache Corp.	89,434
589	Hess Corp.	35,116
4,865	Marathon Oil Corp.	68,548
		193,098
	TOTAL COMMON STOCKS (Cost $142,948)	206,094

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.3%
	CALL OPTIONS – 0.0%
	PHYSICAL COMMODITY – 0.0%
	Crude Oil Futures June 2016
2	Exercise Price: $47.00, Expiration Date: May 17, 2016	2,220

	TOTAL CALL OPTIONS (Cost $1,040)	2,220

	PUT OPTIONS – 0.3%
	EQUITY – 0.3%
	Akorn, Inc.
8	Exercise Price: $17.50, Expiration Date: June 18, 2016	760
	Allison Transmission Holdings, Inc.
41	Exercise Price: $20.00, Expiration Date: May 21, 2016	—

Palmer Square Long/Short Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	EQUITY (Continued)
	Axalta Coating Systems, Inc.
30	Exercise Price: $20.00, Expiration Date: July 16, 2016	$675
	Concho Resources, Inc.
4	Exercise Price: $50.00, Expiration Date: June 18, 2016	—
	Cullen Frost Bankers, Inc.
25	Exercise Price: $50.00, Expiration Date: July 15, 2016	1,125
	Diamondback Energy, Inc.
7	Exercise Price: $45.00, Expiration Date: June 18, 2016	—
	Freeport-McMoRan, Inc.
220	Exercise Price: $2.00, Expiration Date: January 21, 2017	—
	Freeport-McMoRan, Inc.
28	Exercise Price: $8.00, Expiration Date: May 21, 2016	98
25	Exercise Price: $12.00, Expiration Date: June 17, 2016	1,900
35	Exercise Price: $11.00, Expiration Date: July 15, 2016	2,520
	Frontier Communications Corp.
314	Exercise Price: $5.50, Expiration Date: May 20, 2016	6,280
	iShares 20+ Year Treasury Bond ETF
95	Exercise Price: $125.00, Expiration Date: May 20, 2016	2,328
	Masco Corp.
12	Exercise Price: $20.00, Expiration Date: January 21, 2017	360
	Masco Corp.
12	Exercise Price: $22.00, Expiration Date: July 16, 2016	—
	Materials Select Sector SPDR Fund
20	Exercise Price: $35.00, Expiration Date: June 18, 2016	70
	Men's Wearhouse, Inc.
31	Exercise Price: $8.00, Expiration Date: January 21, 2017	—
	Michaels Cos, Inc.
155	Exercise Price: $15.00, Expiration Date: June 18, 2016	—
	Prologis, Inc.
30	Exercise Price: $30.00, Expiration Date: May 20, 2016	—
	Royal Caribbean Cruises Ltd.
20	Exercise Price: $60.00, Expiration Date: June 18, 2016	970
	RSP Permian, Inc.
8	Exercise Price: $15.00, Expiration Date: June 18, 2016	—
	Salesforce.com, Inc.
2	Exercise Price: $45.00, Expiration Date: August 19, 2016	58
	SPDR S&P 500 ETF Trust
25	Exercise Price: $206.00, Expiration Date: May 20, 2016	6,162
15	Exercise Price: $207.00, Expiration Date: May 20, 2016	4,282
12	Exercise Price: $185.00, Expiration Date: June 17, 2016	864
20	Exercise Price: $202.00, Expiration Date: June 17, 2016	6,220
	SPDR S&P Homebuilders ETF
20	Exercise Price: $27.00, Expiration Date: June 18, 2016	140

Palmer Square Long/Short Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	EQUITY (Continued)
	SPDR S&P Metals & Mining ETF
25	Exercise Price: $13.00, Expiration Date: June 17, 2016	$75
	Transocean Ltd.
58	Exercise Price: $9.00, Expiration Date: August 19, 2016	4,930
31	Exercise Price: $8.00, Expiration Date: January 21, 2017	3,689
	Transocean Ltd.
89	Exercise Price: $7.00, Expiration Date: May 21, 2016	178
	Whiting Petroleum Corp.
68	Exercise Price: $4.00, Expiration Date: June 17, 2016	—
		43,684
	TOTAL PUT OPTIONS (Cost $115,154)	43,684

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $116,194)	45,904

Number of Shares

	SHORT-TERM INVESTMENTS – 2.4%
398,087	Fidelity Institutional Money Market Funds - Treasury Portfolio - Class I, 0.168%[6,7]	398,087

	TOTAL SHORT-TERM INVESTMENTS (Cost $398,087)	398,087

	TOTAL INVESTMENTS – 77.9% (Cost $13,693,044)	12,944,625
	Other Assets in Excess of Liabilities – 22.1%	3,680,699

	TOTAL NET ASSETS – 100.0%	$16,625,324

Principal Amount

	SECURITIES SOLD SHORT – (23.5)%
	BONDS – (23.5)%
	CORPORATE – (18.8)%
	COMMUNICATIONS – (3.4)%
$(175,000)	CenturyLink, Inc. 5.625%, 4/1/2025[2]	(159,598)
(400,000)	Viacom, Inc. 4.250%, 9/1/2023[2]	(412,349)
		(571,947)
	CONSUMER, CYCLICAL – (3.1)%
(250,000)	American Axle & Manufacturing, Inc. 6.250%, 3/15/2021[2]	(260,938)

Palmer Square Long/Short Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Principal Amount		Value

	SECURITIES SOLD SHORT (Continued)
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
$(250,000)	Fiat Chrysler Automobiles N.V. 5.250%, 4/15/2023[3]	$(253,760)
		(514,698)
	CONSUMER, NON-CYCLICAL – (3.8)%
(115,000)	Immucor, Inc. 11.125%, 8/15/2019[2]	(102,925)
(255,000)	JBS USA LLC / JBS USA Finance, Inc. 7.250%, 6/1/2021[2,5]	(262,650)
(75,000)	Quorum Health Corp. 11.625%, 4/15/2023[2,5]	(73,875)
(200,000)	Select Medical Corp. 6.375%, 6/1/2021[2]	(190,750)
		(630,200)
	ENERGY – (0.4)%
(80,000)	Transocean, Inc. 7.125%, 12/15/2021[3]	(65,600)

	INDUSTRIAL – (6.9)%
(165,000)	Gardner Denver, Inc. 6.875%, 8/15/2021[2,5]	(141,900)
(165,000)	Gates Global LLC / Gates Global Co. 6.000%, 7/15/2022[2,5]	(144,375)
(500,000)	Nortek, Inc. 8.500%, 4/15/2021[2]	(522,500)
(330,000)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 8.250%, 2/15/2021[2]	(343,200)
		(1,151,975)
	TECHNOLOGY – (1.2)%
(270,000)	Boxer Parent Co., Inc. 9.000%, 10/15/2019[2,5]	(199,800)

	TOTAL CORPORATE (Proceeds $3,067,860)	(3,134,220)

	U.S. GOVERNMENT – (4.7)%
	United States Treasury Note
(375,000)	1.500%, 11/30/2019	(380,786)

Palmer Square Long/Short Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Principal Amount		Value

	SECURITIES SOLD SHORT (Continued)
	BONDS (Continued)
	U.S. GOVERNMENT (Continued)
$(400,000)	1.250%, 3/31/2021	$(399,359)

	TOTAL U.S. GOVERNMENT (Proceeds $771,908)	(780,145)

	TOTAL BONDS (Proceeds $3,839,768)	(3,914,365)

	TOTAL SECURITIES SOLD SHORT (Proceeds $3,839,768)	$(3,914,365)

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – 0.0%
	PUT OPTIONS – 0.0%
	EQUITY – 0.0%
	Freeport-McMoRan, Inc.
(440)	Exercise Price: $1.00, Expiration Date: January 21, 2017	—
	SPDR S&P 500 ETF Trust
(12)	Exercise Price: $165.00, Expiration Date: June 18, 2016	(204)
		(204)
	TOTAL PUT OPTIONS (Proceeds $9,761)	(204)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $9,761)	$(204)

LP – Limited Partnership

[1]	Variable, floating or step rate security.
[2]	Callable.
[3]	Foreign security denominated in U.S. Dollars.
[4]	Security is in default.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $5,819,731.
[6]	All or a portion of this security is segregated as collateral for securities sold short.
[7]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Palmer Square Long/Short Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

SWAP CONTRACTS
CREDIT DEFAULT SWAP CONTRACTS

Counterparty/ Reference Entity	Pay/(a) Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
J.P. Morgan
Goodyear Tire & Rubber Co.	Pay	5.00%	9/20/20	$125,000	$(19,065)	$(533)
TOTAL CREDIT DEFAULT SWAP CONTRACTS					$(19,065)	$(533)

TOTAL RETURN SWAP CONTRACTS

Counterparty/ Reference Entity	Notional Amount(b)	Pay/Receive Total Return Reference Entity	Financing Rate	Termination Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
The Bank of Nova Scotia
Loan Funding I, Ltd. - OTC(c)	$1,930,311	Receive	1-Month USD-LIBOR- ICE + 0.90%	6/30/16	$-	$(25,488)
TOTAL TOTAL RETURN SWAP CONTRACTS					$-	$(25,488)

(a)	If Palmer Square Long/Short Credit Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If Palmer Square Long/Short Credit Fund is receiving a fixed rate, Palmer Square Long/Short Credit Fund acts as guarantor of the variable instrument.
(b)	The notional amount of a total return swap contract is the reference amount pursuant to which the counterparties make payments and is not a measure of the maximum risk of loss.
(c)	Loan Funding I, Ltd. consists of a portfolio of BBB to B- rated bank loans.

See accompanying Notes to Schedule of Investments.

Palmer Square Long/Short Credit Fund
SUMMARY OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bank Loans	10.5%
Bonds
Asset-Backed Securities	21.9%
Corporate	23.5%
U.S. Government	18.0%
Total Bonds	63.4%
Common Stocks
Basic Materials	0.1%
Energy	1.2%
Total Common Stocks	1.3%
Purchased Options Contracts
Call Options	0.0%
Put Options	0.3%
Total Purchased Options Contracts	0.3%
Short-Term Investments	2.4%
Total Investments	77.9%
Other Assets in Excess of Liabilities	22.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Palmer Square Long/Short Credit Fund
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2016 (Unaudited)

Assets:
Investments, at value (cost $13,576,850)	$12,898,721
Purchased options contracts, at value (cost $116,194)	45,904
Total investments, at value (cost $13,693,044)	12,944,625
Cash	4,805,357
Cash held by broker	4,336,613
Receivables:
Investment securities sold	691,268
Fund shares sold	500
Interest	132,885
Prepaid expenses	22,712
Miscellaneous assets	5,849
Total assets	22,939,809

Liabilities:
Securities sold short, at value (proceeds $3,839,768)	3,914,365
Written options contracts, at value (proceeds $9,761)	204
Payables:
Investment securities purchased	2,267,650
Premiums received on open swap contracts	19,065
Unrealized depreciation on open swap contracts	26,021
Advisory fees	99
Shareholder servicing fees (Note 6)	2,539
Distribution fees (Note 7)	1
Interest on securities sold short	41,252
Fund accounting fees	11,357
Auditing fees	10,234
Transfer agent fees and expenses	7,988
Fund administration fees	6,378
Broker fees	1,437
Chief Compliance Officer fees	673
Custody fees	417
Trustees' fees and expenses	170
Accrued other expenses	4,635
Total liabilities	6,314,485

Net Assets	$16,625,324

See accompanying Notes to Financial Statements.

Palmer Square Long/Short Credit Fund
STATEMENT OF ASSETS AND LIABILITIES – Continued
As of April 30, 2016 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$18,712,806
Accumulated net investment income	87,910
Accumulated net realized loss on investments, purchased options contracts, securities sold short, written options contracts, swap contracts, swaptions contracts and
foreign currency transactions	(1,335,912)
Net unrealized appreciation (depreciation) on:
Investments	(678,129)
Purchased options contracts	(70,290)
Securities sold short	(74,597)
Written options contracts	9,557
Swap contracts	(26,021)
Net Assets	$16,625,324

Maximum Offering Price per Share:
Class I Shares:
Net assets applicable to shares outstanding	$16,623,044
Shares of beneficial interest issued and outstanding	935,586
Offering and redemption price per share	$17.77

Class A Shares:
Net assets applicable to shares outstanding	$2,280
Shares of beneficial interest issued and outstanding	128
Redemption price*	17.81
Maximum sales charge (5.75% of offering price)**	1.09
Maximum offering price to public	$18.90

*	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1% may be imposed on certain redemptions of such shares within 12 months of the date of purchase. Based on unrounded net assets and shares outstanding.
**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Palmer Square Long/Short Credit Fund
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2016 (Unaudited)

Investment Income:
Interest	$666,818
Dividends	829
Total investment income	667,647

Expenses:
Interest on securities sold short	172,274
Advisory fees	91,046
Fund accounting fees	29,407
Fund administration fees	20,261
Transfer agent fees and expenses	18,823
Registration fees	18,617
Brokerage expense	11,213
Auditing fees	10,334
Legal fees	7,931
Trustees' fees and expenses	3,219
Custody fees	3,929
Chief Compliance Officer fees	2,688
Shareholder reporting fees	2,484
Shareholder servicing fees (Note 6)	1,834
Offering costs	1,898
Miscellaneous	1,117
Insurance fees	643
Interest expense (Note 12)	347
Distribution fees (Note 7)	3
Total expenses	398,068
Advisory fees waived	(76,764)
Fees paid indirectly (Note 3)	(888)
Net expenses	320,416
Net investment income	347,231

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Securities Sold Short,
Written Options Contracts, Swap Contracts, Swaptions Contracts and Foreign Currency:
Net realized gain (loss) on:
Investments	(1,359,574)
Purchased options contracts	(27,853)
Securities sold short	462,447
Written options contracts	8,983
Swap contracts	(30,387)
Swaptions contracts	(84,320)
Net realized loss	(1,030,704)
Net change in unrealized appreciation/depreciation on:
Investments	527,539
Purchased options contracts	(50,428)
Securities sold short	(121,172)
Written options contracts	(884)
Swap contracts	(5,594)
Swaptions contracts	3,249
Net change in unrealized appreciation/depreciation	352,710
Net increase from payments by affiliates (Note 3)	5,849
Net realized and unrealized loss on investments, purchased options contracts, securities sold short,
written options contracts, swap contracts, swaptions contracts and foreign currency	(672,145)

Net Decrease in Net Assets from Operations	$(324,914)

See accompanying Notes to Financial Statements.

Palmer Square Long/Short Credit Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2016 (Unaudited)	For the Period November 28, 2014* through October 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$347,231	$253,487
Net realized loss on investments, purchased options contracts, securities sold short,
written options contracts, swap contracts, swaptions contracts and foreign currency transactions	(1,030,704)	(327,091)
Net change in unrealized appreciation/depreciation on investments, purchased options contracts,
securities sold short, written options contracts, swap contracts and swaptions contacts	352,710	(1,192,190)
Net increase from payments by affiliates (Note 3)	5,849	−
Net decrease in net assets resulting from operations	(324,914)	(1,265,794)

Distributions to Shareholders:
From net investment income:
Class I	(349,970)	(166,909)
Class A	(35)	(20)
Total distributions to shareholders	(350,005)	(166,929)

Capital Transactions:
Net proceeds from shares sold:
Class I	3,100,604	28,489,106
Class A	−	2,500
Reinvestment of distributions:
Class I	349,969	166,909
Class A	35	20
Cost of shares redeemed:
Class I	(6,628,619)	(6,747,558)
Net increase (decrease) in net assets from capital transactions	(3,178,011)	21,910,977

Total increase (decrease) in net assets	(3,852,930)	20,478,254

Net Assets:
Beginning of period	20,478,254	−
End of period	$16,625,324	$20,478,254

Accumulated net investment income	$87,910	$90,684

Capital Share Transactions:
Shares sold:
Class I	175,485	1,449,360
Class A	−	125
Shares reinvested:
Class I	19,858	8,608
Class A	2	1
Shares redeemed:
Class I	(376,356)	(341,369)

Net increase (decrease) in capital share transactions	(181,011)	1,116,725

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Palmer Square Long/Short Credit Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Period November 28, 2014* through October 31, 2015

Net asset value, beginning of period	$18.34		$20.00
Income from Investment Operations:
Net investment income[1]	0.34		0.32
Net realized and unrealized loss on investments	(0.57)		(1.77)
Total from investment operations	(0.23)		(1.45)

Less Distributions:
From net investment income	(0.34)		(0.21)
Total distributions	(0.34)		(0.21)

Net asset value, end of period	$17.77		$18.34

Total return[2]	(1.26)%	[3]	(7.33)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16,623		$20,476

Ratio of expenses to average net assets (including brokerage expense and interest on securities sold short):
Before fees waived and expenses absorbed	4.36%	[4]	4.82%	[4]
After fees waived and expenses absorbed	3.52%	[4]	3.68%	[4]
Ratio of expenses to average net assets (excluding brokerage expense and interest on securities sold short):
After fees waived and expenses absorbed	1.50%	[4]	1.50%	[4]
Ratio of net investment income to average net assets (including brokerage expense and interest on securities sold short):
After fees waived and expenses absorbed	3.81%	[4]	1.75%	[4]

Portfolio turnover rate	120%	[3,5]	165%	[3,5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Please note that the portfolio turnover figures shown above are calculated in accordance with Item 13 of Form N-1A which exclude cash, securities, including options, futures, and cash held against other derivatives whose maturities or expiration dates at the time of acquisition were one year or less. Also not included is notional values of certain derivative contracts.

See accompanying Notes to Financial Statements.

Palmer Square Long/Short Credit Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Period November 28, 2014* through October 31, 2015

Net asset value, beginning of period	$18.34		$20.00
Income from Investment Operations:
Net investment income[1]	0.31		0.27
Net realized and unrealized loss on investments	(0.56)		(1.77)
Total from investment operations	(0.25)		(1.50)

Less Distributions:
From net investment income	(0.28)		(0.16)
Total distributions	(0.28)		(0.16)

Net asset value, end of period	$17.81		$18.34

Total return[2]	(1.41)%	[3]	(7.56)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2		$2

Ratio of expenses to average net assets (including brokerage expense and interest on securities sold short):
Before fees waived and expenses absorbed	4.61%	[4]	5.07%	[4]
After fees waived and expenses absorbed	3.77%	[4]	3.93%	[4]
Ratio of expenses to average net assets (excluding brokerage expense and interest on securities sold short):
After fees waived and expenses absorbed	1.75%	[4]	1.75%	[4]
Ratio of net investment income to average net assets (including brokerage expense and interest on securities sold short):
After fees waived and expenses absorbed	3.56%	[4]	1.50%	[4]

Portfolio turnover rate	120%	[3,5]	165%	[3,5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions of Class A shares made within one year of purchase. If the sales load or CDSC were included, total returns would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Please note that the portfolio turnover figures shown above are calculated in accordance with Item 13 of Form N-1A which exclude cash, securities, including options, futures, and cash held against other derivatives whose maturities or expiration dates at the time of acquisition were one year or less. Also not included is notional values of certain derivative contracts.

See accompanying Notes to Financial Statements.

Palmer Square Long/Short Credit Fund
NOTES TO FINANCIAL STATEMENTS
April 30, 2016 (Unaudited)

Note 1 – Organization
Palmer Square Long/Short Credit Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek absolute (positive) total returns over a complete market cycle. The Fund commenced investment operations on November 28, 2014, with two classes of shares, Class I and Class A.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality, and type. Other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the mean between the bid and official quotations at the close of the NYSE.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Palmer Square Long/Short Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Options Contracts
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility.  In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.  The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

Palmer Square Long/Short Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

Transactions in written options contracts for the six months ended April 30, 2016 were as follows:

	Number of Contracts	Premium Amount
Outstanding at October 31, 2015	210	$16,909
Options written	635	19,717
Options closed	(194)	(14,356)
Options expired	(199)	(12,509)
Options exercised	-	-
Outstanding at April 30, 2016	452	$9,761

Transactions in written swaptions contracts for the six months ended April 30, 2016 were as follows:

	Notional Value of Contracts	Premium Amount
Outstanding at October 31, 2015	625,000	$2,462
Options written	300,000	2,070
Options closed	-	-
Options expired	(925,000)	(4,532)
Options exercised	-	-
Outstanding at April 30, 2016	-	$-

(e) Total Return Swap Contracts
The Fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries and to gain exposure to specific markets/countries and to specific sectors/industries.  To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.  Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss.  Payments received or made are recorded as realized gains or losses.  The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the Statement of Assets and Liabilities.  The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.  The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

(f) Credit Default Swap Contracts
The Fund may enter into credit default swap agreements to hedge credit and market risk and to gain exposure on individual names and/or baskets of securities.  In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity.  Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration.  An upfront payment received by the Fund, as the protection seller, is recorded as a liability on the Fund’s books.  An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund’s books.  Periodic payments received or paid by the Fund are recorded as realized gains or losses.  The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss.  Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

Palmer Square Long/Short Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

In addition to bearing the risk that the credit event will occur, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations.  The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

(g) Swaptions Contracts
An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

(h) Counterparty Risks
The Fund may be exposed to counterparty risk on institution or other entity with which the Fund has unsettled or open transactions.  Although the Fund expects to enter into transactions only with counterparties believed by the Advisor or relevant Sub-Advisor to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.  The Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties.  The Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.  Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.  Under the Master Agreement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties.  The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination.  Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Palmer Square Long/Short Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

(i) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld.  The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

In conjunction with the use of short sales, futures contracts, or swap contracts, the Fund may be required to maintain collateral in various forms.  At April 30, 2016, such collateral is denoted in the Fund’s Schedule of Investments and Statement of Assets and Liabilities.  Also in conjunction with the use of short sales, options contracts, futures contracts or swap contracts, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty.  At April 30, 2016, these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

The Fund incurred offering costs of approximately $24,112, which are being amortized over a one-year period from November 28, 2014 (commencement of operations).

(j) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the period November 28, 2014 (commencement of operations) through October 31, 2015 and as of and during the six months ended April 30, 2016, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Palmer Square Long/Short Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

(k) Distributions to Shareholders
The Fund will make distributions of net investment income quarterly and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and/or pay for operating expenses to ensure that total annual fund operating expenses (excluding, as applicable, any acquired fund fees and expenses (as determined in accordance with Form N-1A), interest, taxes, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.75% of the average daily net assets of the Fund's Class I shares and Class A shares, respectively.  This agreement is effective until February 28, 2017, and may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended April 30, 2016, the Advisor waived its advisory fees and absorbed other expenses totaling $76,764. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which the expenses were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred.  At April 30, 2016, the amount of these potentially recoverable expenses was $241,831.  The Advisor may recapture all or a portion of this amount no later than October 31, of the years stated below:

2018	$165,067
2019	76,764
Total	$241,831

The Advisor reimbursed the Fund $5,849 for losses from a security valuation and a trade error.  This amount is reported on the Fund’s Statement of Operations under the caption “Net increase from payments by affiliates.”  This reimbursement had no impact to the Fund’s total return.

IMST Distributors, LLC (“Distributor”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator.

The Fund has a fee arrangement with its custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian.  For the six months ended April 30, 2016, the total fees reduced by earning credits were $888.  Such amount is shown as a reduction of expenses, "Fees paid indirectly", on the Statement of Operations.

Palmer Square Long/Short Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended April 30, 2016, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended April 30, 2016, are reported on the Statement of Operations.

At April 30, 2016, Palmer Square Income Plus Fund, which is also managed by the Advisor, held 66.26% of the outstanding shares of the Fund.

Note 4 – Federal Income Taxes
At April 30, 2016, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$13,727,093

Gross unrealized appreciation	$266,216
Gross unrealized depreciation	(1,048,684)
Net unrealized depreciation on investments	$(782,468)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of October 31, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$70,257
Undistributed long-term capital gains	-
Accumulated earnings	70,257

Accumulated capital and other losses	(267,474)
Unrealized appreciation on securities sold short, swap contracts and futures contracts	44,233
Net unrealized depreciation on investments	(1,259,579)
Total accumulated deficit	$(1,412,563)

Palmer Square Long/Short Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

The tax character of distributions paid during the period November 28, 2014 (commencement of operations) through October 31, 2015 was as follows:

2015
Distributions paid from:
Ordinary income	$166,929
Net long-term capital gains	-
Total taxable distributions	166,929
Total distributions paid	$166,929

As of October 31, 2015, the Fund had a short-term capital loss carryover of $260,505 and a long-term capital loss carryforward of $6,969.  To the extent that the fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Investment Transactions
For the six months ended April 30, 2016, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts, swap contracts and swaptions contracts were $14,303,105 and $17,773,394, respectively.  Proceeds from securities sold short and short securities covered were $6,406,105 and $9,575,772, respectively, for the same period.

Note 6 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended April 30, 2016, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

For the six months ended April 30, 2016, distribution fees incurred with respect to Class A shares are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Palmer Square Long/Short Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of April 30, 2016, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 3*	Total
Investments
Bank Loans	$-	$1,752,039	$-	$1,752,039
Bonds**	-	10,542,501	-	10,542,501
Common Stocks**	206,094	-	-	206,094
Purchased Options Contracts	43,401	2,503	-	45,904
Short-Term Investments	398,087	-	-	398,087
Total Assets	$647,582	$12,297,043	$-	$12,944,625

Palmer Square Long/Short Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

Liabilities	Level 1	Level 2	Level 3*	Total
Securities Sold Short
Bonds**	$-	$3,914,365	$-	$3,914,365
Written Options Contracts	-	204	-	204
Other Financial Instruments***
Credit Default Swap Contracts	-	533	-	533
Total Return Swap Contracts	-	25,488	-	25,488
Total Liabilities	$-	$3,940,590	$-	$3,940,590

*	The Fund did not hold any Level 3 securities at period end.
**	All bonds held in the Fund are Level 2 securities and all common stocks held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as swap contracts and swaptions contracts. Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of April 30, 2016 by risk category are as follows:

	Derivatives not designated as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Interest Rate Contracts	Total
Assets
Purchased options contracts, at value	$2,220	$-	$41,356	$2,328	$45,904

Liabilities
Written options contracts, at value	$-	$-	$204	$-	$204
Unrealized depreciation on open swap contracts	-	533	-	25,488	26,021
	$-	$533	$204	$25,488	$26,225

Palmer Square Long/Short Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2016 are as follows:

	Derivatives not designated as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Interest Rate Contracts	Volatility Contracts	Total
Realized Gain (Loss) on Derivatives
Purchased options contracts	$(17,218)	$-	$(5,952)	$(3,060)	$(1,623)	$(27,853)
Written options contracts	-	-	5,541	2,711	731	8,983
Swap contracts	-	10,113	-	(40,500)	-	(30,387)
Swaptions contracts	-	(84,320)	-	-	-	(84,320)
	$(17,218)	$(74,207)	$(411)	$(40,849)	$(892)	$(133,577)

Net Change in Unrealized Appreciation/Depreciation on Derivatives
Purchased options contracts	$5,217	$-	$(56,671)	$1,026	$-	$(50,428)
Written options contracts	-	-	2,024	(2,908)	-	(884)
Swap contracts	-	2,351	-	(7,945)	-	(5,594)
Swaptions contracts	-	3,249	-	-	-	3,249
	$5,217	$5,600	$(54,647)	$(9,827)	$-	$(53,657)

The notional amount and the number of contracts are included on the Schedule of Investments.  The quarterly average volumes of derivative instruments as of April 30, 2016 are as follows:

Derivatives not designated as hedging instruments
Commodity contracts	Purchased options contracts	Number of contracts	9
Credit contracts	Swap contracts	Notional amount	$250,000
	Swaptions contracts	Notional amount	$800,000
Equity contracts	Purchased options contracts	Number of contracts	1,652
	Written options contracts	Number of contracts	(351)
Interest rate contracts	Purchased options contracts	Number of contracts	164
	Written options contracts	Number of contracts	(48)
	Swap contracts	Notional amount	$2,788,694
Volatility Contracts	Purchased options contracts	Number of contracts	3
	Written options contracts	Number of contracts	(3)

Note 11 - Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with ISDA which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Palmer Square Long/Short Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

The Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below.  Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

			Amounts Not Offset in Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Counterparty	Gross Amounts Recognized in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Unrealized depreciation on open swap contracts – liability payable	J.P. Morgan	$533	$-	$(533)	$-
Unrealized depreciation on open swap contracts – liability payable	The Bank of Nova Scotia	25,488	-	(25,488)	-

*	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.
**	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 12 – Line of Credit
The Fund together with other funds managed by the Advisor (together “Palmer Square Funds”) has entered into a Senior Secured Revolving Credit Facility (“Facility”) of $25,000,000 with UMB Bank, n.a.  The Fund is permitted to borrow up to the lesser of one-third of the Fund’s total assets, or the maximum amount permitted subject to the Funds’ investment limitations. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each fund. Borrowings under this agreement bear interest at the one-month London Interbank Offered Rate (LIBOR) plus 1.75%.  As compensation for holding the lending commitment available, the Palmer Square Funds are charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.20% per annum.  Interest expense for the six months ended April 30, 2016 is disclosed in the Statement of Operations.  The Fund did not borrow under the line of credit agreement during the six months ended April 30, 2016.

Palmer Square Long/Short Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

Note 13 – Recently Issued Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

Note 14 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Palmer Square Long/Short Credit Fund
EXPENSE EXAMPLE
For the Six Months Ended April 30, 2016 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2015	Ending Account Value 4/30/16	Expenses Paid During Period* 11/1/15 – 4/30/16
Class I
Actual Performance	$ 1,000.00	$ 987.40	$ 17.40
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,007.36	$ 17.57

Class A
Actual Performance	$ 1,000.00	$ 985.90	$ 18.63
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,006.10	$ 18.82

*	Expenses are equal to the Fund’s annualized expense ratio of 3.52% and 3.77% for Class I and Class A, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Palmer Square Long/Short Credit Fund
A series of Investment Managers Series Trust

Investment Advisor
Palmer Square Capital Management LLC
2000 Shawnee Mission Parkway, Suite 300
Mission Woods, Kansas 66205

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Palmer Square Long/Short Credit Fund – Class I	PCHIX	46141Q 808
Palmer Square Long/Short Credit Fund – Class A	PCHAX	46141Q 709

Privacy Principles of the Palmer Square Long/Short Credit Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information.  The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square Long/Short Credit Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (866) 933-9033, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (866) 933-9033, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (866) 933-9033.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Palmer Square Long/Short Credit Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (866) 933-9033

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/8/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/8/2016

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/8/2016